Transition to new accounting standards - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019	Mar. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments			£ 300
Lease liabilities	£ 899	£ 974
Lease liabilities, impact of discounting	214	239
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			2.80%
Right-of-use assets	630	684
Lease liabilities	685	735	£ 270	£ 744
Revenue	14,165	13,910	14,066
Operating costs	11,884	11,760	12,063
Operating profit from continuing operations	£ 2,895	£ 2,780	2,870
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities			400
Lease liabilities, impact of discounting			200
Right-of-use assets				468
Lease liabilities				£ 474
Financial assets at fair value through profit or loss and through other comprehensive income | Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9			8
Financial liabilities at fair value through profit and loss
Disclosure of initial application of standards or interpretations [line items]
Financial liability previously designated at amortised cost reclassified to FVTPL, Initial application of IFRS 9					£ 570
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9			32
Financial liabilities at fair value through profit and loss | Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9			(40)
Cost of hedging | Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9					(67)
Cost of hedging | Cash flow hedge
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9					£ (10)
Own credit | Financial liabilities at fair value through profit and loss | Other equity reserves
Disclosure of initial application of standards or interpretations [line items]
Increase (decrease) in equity on basis of measurement category, initial application of IFRS9			7
Increase (decrease) due to application of IFRS 15 | Previous GAAP
Disclosure of initial application of standards or interpretations [line items]
Revenue			1,197
Operating costs			1,197
Operating profit from continuing operations			0
US Regulated and UK Gas Transmission | Increase (decrease) due to application of IFRS 15 | Previous GAAP
Disclosure of initial application of standards or interpretations [line items]
Revenue			57
Operating profit from continuing operations			57
UK Regulated | Increase (decrease) due to application of IFRS 15 | Previous GAAP
Disclosure of initial application of standards or interpretations [line items]
Revenue			26
Operating profit from continuing operations			£ 23